U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2




1.  Name and address of issuer:
FLAGSHIP TAX EXEMPT FUNDS TRUST
333 West Wacker Drive
Chicago, Illinois 60601

2. Name of each series or class of funds for which this notice is filed:

Flagship New Jersey Double Tax Exempt Fund, Class A
Flagship New York Tax Exempt Fund, Classes A & C

3.  Investment Company Act File Number:  811-4263
     Securities Act File Number: 2-96544

4. Last day of fiscal year for which this notice is filed: January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Flagship New Jersey Double Tax Exempt Fund, Class A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:
$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$1,285,306

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$1,285,306

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$1,285,306

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$12,681,227.88

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$  - 0 -

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$  - 0 -

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
FLAGSHIP TAX EXEMPT FUNDS TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Flagship New Jersey Double Tax Exempt Fund, Class A
Flagship New York Tax Exempt Fund, Classes A & C

3.  Investment Company Act File Number:  811-4263
     Securities Act File Number: 2-96544

4. Last day of fiscal year for which this notice is filed: January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Flagship New York Tax Exempt Fund, Classes A & C

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       0.00

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:
$       0.00

9. Number and aggregate sale price of securities sold during the fiscal year:

$7,002,486

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$7,002,486

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$7,002,486

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$58,828,488.22

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$  - 0 -

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$  - 0 -

13.  Check box if fees are being remitted to the
Commission's lockbox depository as described in section
3a of the Commission's Rules of Informal and Other
Procedures (17 CFR 202.3a).  [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:
        Richard P. Davis
        President


By:
        Michael D. Kalbfleisch
        Secretary

Date:   March 31, 1997


Exhibit:   Opinion of Counsel